SUBSEQUENT EVENTS (Details) - Subsequent Event - ITHAX ACQUISITION CORP.	Apr. 21, 2022 USD ($) $ / shares shares
PIPE Subscription Agreement
Subsequent Event [Line Items]
Aggregate purchase price	$ 20,000,000
Total commitments	$ 70,000,000.0
Private Placement | New Mondee Common Stock
Subsequent Event [Line Items]
Number of shares issued | shares	2,000,000
Purchase price | $ / shares	$ 10.00